ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

6.    ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

As of December 31,
2019
US$

Accounts receivable	1,648,000
Less: allowance for doubtful accounts	—
1,648,000